Commitments and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Lessee, operating lease, remaining lease term	8 years 2 months 12 days
Operating lease, expense	$ 2.1	$ 2.0	$ 1.5
Operating lease, payments	$ 2.6	$ 1.0	$ 0.9